STOCKHOLDERS EQUITY (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Common stock shares issued for cash, shares	472,000
Share price	$ 0.50
Proceeds from issuance of common shares	$ 243,500
Options issued to purchase common stock	11,300,000
Common stock, shares authorized	450,000,000	450,000,000
Preferred stock, authorized shares	20,000,000	20,000,000
Preferred stock, shares outstanding	0	0
2006 Equity Incentive Plan [Member]
Options issued to purchase common stock	3,000,000
Common stock, shares authorized	3,000,000
Non-qualified stock options [Member]
Options issued to purchase common stock	3,000,000
Options exercise price	$ 0.60
Steven Cantor [Member]
Shares issued upon settlement of compensation, shares	160,000
Vinoth Sambandan [Member]
Shares issued upon settlement of stock payable, shares	140,083
Common stock shares issued for services, shares	15,978
Shares issued upon settlement of account payable, shares	204,933
Third Party [Member]
Common stock shares issued for services, shares	4,934
Shares issued upon settlement of account payable, shares	74,000
Series A Convertible Perferred Stock [Member] | Willy A Saint-Hilaire [Member]
Conversion of Note Payable into shares	36,984
Conversion rate	$ 0.50
Shares issued upon interest prepayment of Note Payable	$ 23,175
Series A Preferred Stock [Member]
Preferred stock, authorized shares	1,000	1,000
Preferred stock, shares outstanding	1,000	1,000
Convertible Notes Payable [Member]
Common stock shares issued for cash, shares	3,000
Share price	$ 1.00
Proceeds from issuance of common shares	$ 3,000